UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-07644

                        Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

¢ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario J. Gabelli, CFA

Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at

June 30, 2013:

$130,859,315

Top Ten Holdings (As of 06/30/2013) (Unaudited)

Company	Percentage of Total Net Assets
American Express Co.	3.8%
Honeywell International Inc.	3.6%
Diageo plc	3.5%
Viacom Inc.	3.5%
Rolls-Royce Holdings plc	2.7%
The Coca-Cola Co.	2.3%
Brown-Forman Corp.	2.1%
Cablevision Systems Corp.	1.9%
Grupo Televisa SAB	1.8%
Texas Instruments Inc.	1.8%

Sector Weightings (Percentage of Total Net Assets as of 06/30/2013) (Unaudited)

Average Annual Total Returns (For periods ended 06/30/2013) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	14.70%	27.08%	10.41%	10.10%	10.69%
S&P 500 Index	13.82	20.60	7.01	7.30	8.47

The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Performance returns for periods of less than one year are not annualized. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

¢ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2013 through June 30, 2013

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,147.00	1.16%	$6.18
Hypothetical 5% Return	$1,000.00	$1,019.04	1.16%	$5.81

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

¢	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Cost	Market Value

Common Stocks — 98.1%
Aerospace — 3.7%
27,000	Exelis Inc.	$308,596	$372,330
5,500	HEICO Corp.	65,152	277,035
3,000	Rockwell Automation Inc.	140,543	249,420
200,000	Rolls-Royce Holdings plc	1,488,744	3,449,535
23,800,000	Rolls-Royce Holdings plc, Cl. C†(a)	36,380	36,199
5,000	The Boeing Co.	320,395	512,200

		2,359,810	4,896,719

Agriculture — 0.3%
9,000	Archer Daniels Midland Co.	192,754	305,190
1,500	Bunge Ltd.	75,345	106,155
500	The Mosaic Co.	10,688	26,905

		278,787	438,250

Automotive — 0.9%
41,000	Navistar International Corp.†	1,099,063	1,138,160

Automotive: Parts and Accessories — 1.3%
7,000	BorgWarner Inc.†	150,402	603,050
5,000	CLARCOR Inc.	43,150	261,050
20,000	Standard Motor Products Inc.	133,157	686,800
10,000	Superior Industries International Inc.	194,624	172,100

		521,333	1,723,000

Aviation: Parts and Services — 4.3%
29,000	Curtiss-Wright Corp.	423,945	1,074,740
92,000	GenCorp Inc.†	614,577	1,495,920
36,000	Kaman Corp.	420,431	1,244,160
8,000	Precision Castparts Corp.	358,625	1,808,080

		1,817,578	5,622,900

Broadcasting — 4.1%
41,000	CBS Corp., Cl. A, Voting	684,528	2,001,210
10,000	Cogeco Inc.	195,072	399,353
33,000	Fisher Communications Inc.	1,259,578	1,355,640
9,000	Liberty Media Corp., Cl. A†	173,431	1,140,840
10,000	LIN TV Corp., Cl. A†	12,600	153,000
9,000	Sinclair Broadcast Group Inc., Cl. A	63,096	264,420

		2,388,305	5,314,463

Business Services — 0.9%
2,500	Ascent Capital Group Inc., Cl. A†	43,340	195,175
26,000	Diebold Inc.	786,023	875,940
10,000	Intermec Inc.†	61,511	98,300

		890,874	1,169,415

Cable and Satellite — 5.8%
18,000	AMC Networks Inc., Cl. A†	181,957	1,177,380

Shares		Cost	Market Value

150,000	Cablevision Systems Corp., Cl. A	$1,332,858	$2,523,000
30,000	DIRECTV†	769,405	1,848,600
14,000	DISH Network Corp., Cl. A	231,353	595,280
4,000	EchoStar Corp., Cl. A†	85,763	156,440
6,000	Liberty Global plc, Cl. A†	86,692	444,480
6,000	Liberty Global plc, Cl. C†	101,331	407,340
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	400,560

		3,030,875	7,553,080

Communications Equipment — 0.5%
50,000	Corning Inc.	417,220	711,500

Computer Software and Services — 2.2%
100,000	Furmanite Corp.†	358,758	669,000
10,000	Internap Network Services Corp.†	80,100	82,700
10,000	NCR Corp.†	98,396	329,900
70,000	Yahoo! Inc.†	1,539,422	1,757,700

		2,076,676	2,839,300

Consumer Services — 1.7%
84,000	Rollins Inc.	287,771	2,175,600

Diversified Industrial — 6.3%
22,000	Ampco-Pittsburgh Corp.	341,514	412,940
24,000	Crane Co.	609,696	1,438,080
25,000	Griffon Corp.	292,772	281,250
60,000	Honeywell International Inc.	1,763,028	4,760,400
15,000	ITT Corp.	281,248	441,150
63,000	Myers Industries Inc.	682,613	945,630

		3,970,871	8,279,450

Electronics — 2.1%
30,000	Cypress Semiconductor Corp.	102,698	321,900
69,000	Texas Instruments Inc.	1,598,140	2,406,030

		1,700,838	2,727,930

Energy and Utilities — 6.2%
3,000	Cameron International Corp.†	42,348	183,480
6,000	Chevron Corp.	374,880	710,040
11,000	ConocoPhillips	230,143	665,500
8,000	Devon Energy Corp.	274,271	415,040
22,000	El Paso Electric Co.	197,624	776,820
11,000	Exxon Mobil Corp.	419,480	993,850
20,000	GenOn Energy Inc., Escrow†	0	0
32,000	National Fuel Gas Co.	1,738,853	1,854,400
6,000	Phillips 66	74,756	353,460
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,449	191,400
102,000	RPC Inc.	503,003	1,408,620
36,000	Weatherford International Ltd.†	436,802	493,200

		4,476,609	8,045,810

See accompanying notes to financial statements.	3

¢	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Shares		Cost	Market Value

Entertainment — 9.5%
4,000	Discovery Communications Inc., Cl. A†	$58,178	$308,840
4,000	Discovery Communications Inc., Cl. C†	40,615	278,640
97,000	Grupo Televisa SAB, ADR	1,465,540	2,409,480
12,000	Starz, Cl. A†	29,245	265,200
30,000	The Madison Square Garden Co., Cl. A†	171,403	1,777,500
40,000	Time Warner Inc.	1,236,766	2,312,800
67,000	Viacom Inc., Cl. A	2,879,916	4,585,480
24,000	Vivendi SA	798,183	454,534

		6,679,846	12,392,474

Environmental Services — 1.1%
34,000	Waste Management Inc.	1,260,423	1,371,220

Equipment and Supplies — 7.7%
41,000	AMETEK Inc.	122,422	1,734,300
32,000	Capstone Turbine Corp.†	60,670	37,440
18,000	CIRCOR International Inc.	556,417	915,480
100,000	CTS Corp.	887,178	1,364,000
15,000	Flowserve Corp.	187,524	810,150
24,000	Franklin Electric Co. Inc.	123,540	807,600
14,000	Graco Inc.	824,616	884,940
20,000	GrafTech International Ltd.†	165,148	145,600
28,000	IDEX Corp.	603,147	1,506,680
8,000	The Eastern Co.	75,266	128,000
49,681	The L.S. Starrett Co., Cl. A	699,671	507,740
3,000	Watts Water Technologies Inc., Cl. A	47,803	136,020
40,000	Xylem Inc.	1,064,702	1,077,600

		5,418,104	10,055,550

Financial Services — 8.3%
67,000	American Express Co.	1,875,611	5,008,920
6,050	Argo Group International Holdings Ltd.	149,425	256,459
16,000	BKF Capital Group Inc.†	65,957	17,280
14,000	JPMorgan Chase & Co.	455,342	739,060
10,000	Legg Mason Inc.	285,044	310,100
4,000	Marsh & McLennan Companies Inc.	104,159	159,680
20,000	Morgan Stanley	562,322	488,600
3,600	Northern Trust Corp.	176,884	208,440
6,000	State Street Corp.	275,507	391,260
41,000	The Bank of New York Mellon Corp.	1,133,543	1,150,050
53,000	Wells Fargo & Co.	1,585,751	2,187,310

		6,669,545	10,917,159

Food and Beverage — 10.6%
39,000	Brown-Forman Corp., Cl. A	681,788	2,638,740
1,500	Brown-Forman Corp., Cl. B	65,977	101,325
70,000	Danone SA, ADR	744,867	1,050,000
40,000	Diageo plc, ADR	1,606,372	4,598,000
13,000	Fomento Economico Mexicano SAB de CV, ADR	432,261	1,341,470

Shares		Cost	Market Value

76,000	The Coca-Cola Co.	$1,704,939	$3,048,360
36,059	Tootsie Roll Industries Inc.	552,720	1,145,955

		5,788,924	13,923,850

Health Care — 2.5%
76,000	Boston Scientific Corp.†	608,804	704,520
1,000	DENTSPLY International Inc.	21,925	40,960
8,000	Henry Schein Inc.†	363,738	766,000
1,000	Laboratory Corp. of America Holdings†	61,439	100,100
10,000	Life Technologies Corp.†	741,450	740,100
8,000	Mead Johnson Nutrition Co.	351,862	633,840
8,000	Patterson Companies Inc.	238,344	300,800

		2,387,562	3,286,320

Hotels and Gaming — 2.5%
24,000	Boyd Gaming Corp.†	131,519	271,200
8,000	Canterbury Park Holding Corp.	91,665	78,400
10,000	Churchill Downs Inc.	384,729	788,500
58,000	Dover Motorsports Inc.	263,555	125,280
7,143	International Game Technology	112,347	119,360
24,000	Las Vegas Sands Corp.	151,203	1,270,320
15,843	Ryman Hospitality Properties Inc.	338,866	618,035

		1,473,884	3,271,095

Machinery — 1.7%
34,000	CNH Global NV	729,870	1,416,440
9,500	Deere & Co.	287,351	771,875

		1,017,221	2,188,315

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	201,800
10,000	Skyline Corp.†	68,653	39,300

		182,573	241,100

Metals and Mining — 2.0%
40,000	Freeport-McMoRan Copper & Gold Inc.	695,672	1,104,400
52,000	Newmont Mining Corp.	2,161,600	1,557,400

		2,857,272	2,661,800

Publishing — 1.6%
85,000	Journal Communications Inc., Cl. A†	488,709	636,650
50,000	Media General Inc., Cl. A†	181,622	551,500
6,000	Meredith Corp.	181,672	286,200
20,000	News Corp., Cl. A	181,400	652,000

		1,033,403	2,126,350

Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	753,028	1,426,000

Retail — 3.1%
44,000	Aaron’s Inc.†	243,545	1,232,440
27,000	CVS Caremark Corp.	843,865	1,543,860

4	See accompanying notes to financial statements.

¢	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Shares		Cost	Market Value

Retail (Continued)
12,000	Ingles Markets Inc., Cl. A	$155,171	$303,000
41,000	Safeway Inc.	899,002	970,060
1,000	The Cheesecake Factory Inc.	34,814	41,890

		2,176,397	4,091,250

Specialty Chemicals — 2.4%
90,000	Ferro Corp.†	705,585	625,500
17,000	International Flavors & Fragrances Inc.	789,382	1,277,720
2,000	Quaker Chemical Corp.	36,225	124,020
29,000	Sensient Technologies Corp.	584,910	1,173,630

		2,116,102	3,200,870

Telecommunications — 1.1%
50,000	Cincinnati Bell Inc.†	162,143	153,000
20,000	NII Holdings Inc.†	236,856	133,400
10,000	Rogers Communications Inc., Cl. B	136,845	392,000
29,000	Telephone & Data Systems Inc.	898,040	714,850

		1,433,884	1,393,250

Transportation — 0.7%
20,000	GATX Corp.	665,096	948,600

Wireless Communications — 1.7%
8,500	Millicom International Cellular SA, SDR	695,729	612,331
44,000	United States Cellular Corp.	1,722,675	1,614,360

		2,418,404	2,226,691

	Total Common Stocks	69,648,278	128,357,471

Preferred Stocks — 0.0%
Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pdf. Ser. A†	26,464	5,300

Warrants — 0.0%
Energy and Utilities — 0.0%
18,000	Kinder Morgan Inc., expire 05/25/17†	30,373	92,160

Principal Amount		Cost	Market Value

U.S. Government Obligations — 1.9%
$2,449,000	U.S. Treasury Bills, 0.045% to 0.105%††, 09/12/13 to 11/14/13	$2,448,501	$2,448,775

TOTAL INVESTMENTS — 100.0%		$72,153,616	130,903,706
Other Assets and Liabilities (Net) — (0.0)%			(44,391)

NET ASSETS — 100.0%			$130,859,315

(a)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $36,199 or 0.03% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
23,800,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$ 36,380	$0.0015

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.	5

¢	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

ASSETS:
Investments, at value (cost $72,153,616)	$130,903,706
Receivable for Fund shares sold	30,588
Dividends receivable	184,138
Prepaid expense	1,830

Total Assets	131,120,262

LIABILITIES:
Payable to custodian	49,710
Payable for Fund shares redeemed	36,285
Payable for investment management fees	107,797
Payable for accounting fees	7,500
Payable for shareholder communications expenses	26,022
Payable for legal and audit fees	25,490
Other accrued expenses	8,143

Total Liabilities	260,947

Net Assets (applicable to 5,745,129 shares outstanding)	$130,859,315

NET ASSETS CONSIST OF:
Paid-in capital	$66,629,386
Accumulated net investment income	609,691
Accumulated net realized gain on investments and foreign currency transactions	4,870,148
Net unrealized appreciation on investments	58,750,090

Net Assets	$130,859,315

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($130,859,315 ÷ 5,745,129 shares outstanding)	$22.78

Statement of Operations

For the Six Months Ended
June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,683)	$1,351,925
Interest	1,245

Total Investment Income	1,353,170

EXPENSES:
Management fees	638,479
Legal and audit fees	24,630
Accounting fees	22,500
Directors’ fees	15,392
Shareholder communications expenses	13,218
Custodian fees	13,049
Shareholder services fees	4,855
Registration expenses	597
Miscellaneous expenses	10,935

Total Expenses	743,655

Less:
Custodian fee credits	(176)

Net Expenses	743,479

Net Investment Income	609,691

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	6,662,393
Net realized loss on foreign currency transactions	(566)

Net realized gain on investments and foreign currency transactions	6,661,827

Net change in unrealized appreciation on investments and foreign currency translations	10,034,882

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	16,696,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,306,400

6	See accompanying notes to financial statements.

¢	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

OPERATIONS:
Net investment income	$ 609,691	$ 1,693,192
Net realized gain on investments and foreign currency transactions	6,661,827	9,774,196
Net change in unrealized appreciation on investments and foreign currency translations	10,034,882	7,407,238
Net Increase in Net Assets Resulting from Operations	17,306,400	18,874,626

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,691,711)
Net realized gain	—	(9,177,119)
Total Distributions to Shareholders	—	(10,868,830)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(6,092,369)	(4,839,013)
Net Increase in Net Assets	11,214,031	3,166,783

NET ASSETS:
Beginning of period	119,645,284	116,478,501
End of period (including undistributed net investment income of $609,691 and $0, respectively)	$130,859,315	$119,645,284

See accompanying notes to financial statements.	7

¢	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2013	Year Ended December 31,
	(Unaudited)	2012	2011	2010	2009		2008

Operating Performance:
Net asset value, beginning of period	$ 19.86	$ 18.62	$18.80	$14.53	$10.87		$18.66

Net investment income(a)	0.10	0.29	0.08	0.07	0.09		0.12
Net realized and unrealized gain/(loss)on investments	2.82	2.93	(0.13)	4.27	3.68		(7.68)

Total from investment operations	2.92	3.22	(0.05)	4.34	3.77		(7.56)

Distributions to Shareholders:
Net investment income	—	(0.31)	(0.09)	(0.07)	(0.10)		(0.13)
Net realized gain on investments	—	(1.67)	(0.04)	—	(0.01)		(0.10)
Return of capital	—	—	—	—	(0.00	)(b)	—

Total distributions	—	(1.98)	(0.13)	(0.07)	(0.11)		(0.23)

Net Asset Value, End of Period	$ 22.78	$ 19.86	$18.62	$18.80	$14.53		$10.87

Total Return †	14.7%	17.3%	(0.3)%	29.9%	34.7%		(40.4)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$130,859	$119,645	$116,479	$136,306	$120,365		$108,863
Ratio of net investment income to average net assets	0.95%(c)	1.43%	0.44%	0.43%	0.72%		0.76%
Ratio of operating expenses to average net assets(d)	1.16%(c)	1.21%	1.18%	1.18%	1.21%		1.15%
Portfolio turnover rate	5%	2%	2%	10%	12%		11%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, and 2009, the effect of interest expense was minimal.

8	See accompanying notes to financial statements.

¢	Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was incorporated on April 8, 1993 in Maryland. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

9

¢	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 4,860,520	—	$36,199	$ 4,896,719
Energy and Utilities	8,045,810	—	0	8,045,810
Other Industries (a)	115,414,942	—	—	115,414,942
Total Common Stocks	128,321,272	—	36,199	128,357,471
Preferred Stocks (a)	5,300	—	—	5,300
Warrants (a)	92,160	—	—	92,160
U.S. Government Obligations	—	$2,448,775	—	2,448,775
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$128,418,732	$2,448,775	$36,199	$130,903,706

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

10

¢	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

11

¢	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$ 1,707,989
Net long term capital gains	9,160,841

Total distributions paid	$10,868,830

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$73,825,367	$60,860,268	$(3,781,929)	$57,078,339

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013 the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each

12

¢	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $6,651,379 and $11,841,333, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $9,741 to G.research, Inc. (formerly “Gabelli & Company, Inc.”), an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings outstanding under the line of credit.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Shares sold	176,671	$3,877,780	240,560	$4,840,281
Shares issued upon reinvestment of distributions	—	—	551,717	10,868,830
Shares redeemed	(456,677)	(9,970,149)	(1,022,831)	(20,548,124)

Net decrease	(280,006)	$(6,092,369)	(230,554)	$(4,839,013)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

13

¢	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

10.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

¢	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 27, 2013, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. The nature, extent, and quality of services provided by the Manager and Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Manager and Adviser under the Management Agreement and Advisory Agreement, respectively, and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Manager and Adviser also provided, at their expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Manager and Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Manager and Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager and Adviser, that (i) the Manager and Adviser were able to retain quality personnel, (ii) the Manager and Adviser and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Management Agreement and Advisory Agreement, (iii) the Manager and Adviser were responsive to requests of the Board, (iv) the scope and depth of the Manager’s and Adviser’s resources was adequate, and (v) the Manager and Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Manager’s and Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Manager and Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Manager and Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2012, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of the Fund and 24 other selected funds distributed through insurance channels, regardless of asset size (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above its Performance Peer Group median for the one year, three year, five year and ten year periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

15

¢	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of the Manager and Adviser, the Board Members considered the Manager’s and Adviser’s financial condition and whether they had the resources necessary to continue to carry out its functions under the Management Agreement and Advisory Agreement. The Board Members concluded that the Manager and Adviser had the financial resources necessary to continue to perform their obligations under the Management Agreement and Advisory Agreement and to continue to provide the high quality services that they have provided to the Fund to date.

3. The cost of the advisory services and the profits to the Manager and Adviser and their affilates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Manager and Adviser and their affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Manager and Adviser were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board Members noted that the Fund’s advisory fee was above the Expense Peer Group average and that the Fund’s expense ratio was above the Expense Peer Group.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2012. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Manager’s and Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Manager and Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Management Agreement and Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.